Restricted Net Assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023 USD ($)
Restricted Net Assets Abstract
Statutory general reserve, appropriation percentage	10.00%			10.00%
Maximum threshold for statutory general reserve	50.00%			50.00%
Development funds, annual appropriation percentage	25.00%			25.00%
Income tax rate	10.00%
Percentage of statutory reserves	25.00%	25.00%	25.00%
Other Restricted Assets	¥ 181.3			$ 25.5